Financial debt - Reconciliation of liabilities arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial debt
Begining Balance	$ 4,928,607	$ 5,037,600	$ 5,249,024
Changes that represent cash flows
Proceeds from borrowings	4,030,700	4,839,000	3,370,400
Principal payment on loans	(6,762,222)	(4,808,163)	(3,588,067)
Changes that do not represent cash flows
Others	320,880	(139,830)	6,243
Ending Balance	$ 2,517,965	$ 4,928,607	$ 5,037,600